License Agreement	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
License Agreement
License Agreement

Note 4 – License Agreement

In March 2017, Intiva Kotzker licensed certain intellectual property from Kotzker Consulting LLC (“Kotzker Consulting”), an unrelated entity. The licensed intellectual property includes patent applications relating to the use of cannabinoid receptor modulators and terpenes in the acute treatment during exposure to organophosphorus nerve agents and/or organophosphorus insecticides. Under terms of the agreement, Intiva Kotzker shall use its commercially reasonable efforts to develop and commercialize the licensed products, and, in particular, will be responsible for the design, manufacturing, preclinical, clinical, and regulatory development activities of the licensed products and shall bear the costs of such activities. As consideration for entering into the agreement, Intiva Kotzker agreed to: (i) pay Kotzker Consulting $180,000, (ii) pay patent prosecution costs incurred as of the date of the agreement of $15,000 and (iii) issue to Kotzker Consulting 31,550 shares of Kanativa Inc.’s common stock valued at $78,875 ($2.50 per share based on a contemporaneous private placement to third parties of Kanativa Inc.’s common stock). The Company has capitalized legal fees of $29,040 incurred in conjunction with acquiring the license agreement. As of June 30, 2017, $65,000 was due under the license agreement, which amount was paid in August 2017. The license agreement terminates, on a country by country basis, upon the expiration of the licensed patent for the licensed intellectual property, or when a competitor generic product utilizing the licensed technology is marketed in the particular country.

Intiva Kotzker shall be responsible for development milestone payments for (i) licensed products for use as a preventative and therapeutic neuroprotective against nerve agents and pesticides and (ii) licensed products for treatment of diseases. Milestone payments for each of the foregoing will each be due in two payments, the first payment no later than thirty (30) days from acceptance of submission of the regulatory filing of the first licensed product and the second payment no later than thirty (30) days from approval of the first licensed product. Royalties will be due beginning with first commercial sale of developed products. The Company has completed and submitted a Pre-Investigational New Drug meeting request and amendment thereto with the FDA, with the objective of scheduling a meeting with the FDA in Washington, D.C, to discuss its proposed formulations and project development program.

Note 4 – License Agreement

In March 2017, Intiva Kotzker licensed certain intellectual property from Kotzker Consulting LLC (“Kotzker Consulting”), an unrelated entity. The licensed intellectual property includes patent applications relating to the use of cannabinoid receptor modulators and terpenes in the acute treatment during exposure to organophosphorus nerve agents and/or organophosphorus insecticides. Under terms of the agreement, Intiva Kotzker shall use its commercially reasonable efforts to develop and commercialize the licensed products, and, in particular, will be responsible for the design, manufacturing, preclinical, clinical, and regulatory development activities of the licensed products and shall bear the costs of such activities. As consideration for entering into the agreement, Intiva Kotzker agreed to: (i) pay Kotzker Consulting $180,000, (ii) pay patent prosecution costs incurred as of the date of the agreement of $15,000 and (iii) issue to Kotzker Consulting 31,550 shares of Intiva Inc.’s common stock valued at $78,875 ($2.50 per share based on recent private placement to third parties of Intiva Inc.’s common stock). The Company has capitalized legal fees of $29,040 incurred in conjunction with acquiring the license agreement, As of June 30, 2017, $65,000 was due under the license agreement, which amount was paid in August 2017. The total value ascribed to the License Agreement with Kotzker Consulting is $302,915. The license agreement terminates, on a country by country basis, upon the expiration of the licensed patent for the licensed intellectual property, or when a competitor generic product utilizing the licensed technology is marketed in the particular country.

On February 28, 2018, the Company obtained a worldwide exclusive license with respect to a proprietary delivery system for cannabinoid-based medications. Upon execution of the agreement, $35,000 was paid to the licensor, and payments of $30,000 and $35,000 are required by August 31, 2018 and February 28, 2019, respectively. The Company is required to pay milestone payments upon obtaining regulatory approval of pharmaceutical licensed products and royalties based upon sales of licensed products. The Company may grant sublicenses under the terms of the agreement.